Weighted Average Useful Life for Each Component of Contract Acquisition Costs (Detail) (Contract Acquisition Costs)	12 Months Ended
Dec. 31, 2013
Finite-Lived Intangible Assets And Liabilities [Line Items]
Weighted Average Amortization Period (Yrs)	11 years 4 months 24 days
Payments for processing rights
Finite-Lived Intangible Assets And Liabilities [Line Items]
Weighted Average Amortization Period (Yrs)	12 years 9 months 18 days
Conversion costs
Finite-Lived Intangible Assets And Liabilities [Line Items]
Weighted Average Amortization Period (Yrs)	8 years 3 months 18 days